Supplementary Financial Statement Information (Schedule Of Interest Income And Interest Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Amounts Related To Interest [Line Items]
Interest expense	$ 596	[1]	$ 643	[1]	$ 702	[1]
Interest income	55	[1]	35	[1]	33	[1]
Capitalized interest costs	22		14		12
Variable Interest Entity, Not Primary Beneficiary [Member]
Amounts Related To Interest [Line Items]
Interest expense and interest income excluded, amount	$ 49		$ 44		$ 117

[1]	Interest expense and interest income exclude approximately $49 million, $44 million and $117 million in 2011, 2010 and 2009, respectively, related to investments in and borrowings from variable interest entities for which the Company has a legal right of offset (see Note 11).